Related Party Transactions (Details) (USD $)	12 Months Ended							1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Maximum	Dec. 31, 2012 COHT	Dec. 31, 2011 COHT	Dec. 31, 2010 COHT	Sep. 30, 2009 CRIC	Dec. 31, 2012 Related parties other than CRIC	Dec. 31, 2012 Broadvision entity	Dec. 31, 2011 Broadvision	Dec. 31, 2010 Broadvision
Related Party Transactions
Agency fee, rate on related third party revenue (as a percent)					15.00%	15.00%	15.00%
Agency fee	$ 5,126,000	$ 3,474,000	$ 2,526,000		$ 5,100,000	$ 3,500,000	$ 2,500,000
Receivables due from related party					2,500,000	1,900,000
Amount allocated to fair value of License Agreements								187,400,000
License Agreements, period of amortization of deferred revenues								10 years
Amortized deferred revenues	18,745,000	18,745,000	18,745,000		18,700,000	18,700,000
Percentage of advertising revenues that are from related parties, excluding revenue from CRIC									2.00%
Percentage of cost of revenues that are with related parties	4.00%
Percentage of sales and marketing expenses that are with related parties				1.00%
Number of subsidiaries entering into transaction with related party (in entities)										1
Service fees to related party										146,000	126,000	112,000
Payable outstanding										$ 0